Repurchases and Issuance of Units (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended	35 Months Ended
	Sep. 02, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, value		$ 13,000,000	$ 10,000,000	$ 5,000,000
Common Unit Repurchase Program [Member] | Limited Partner [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, units					601,300	1,091,255
Common units repurchased, value					$ 23,000,000	$ 48,000,000
Common Unit Repurchase Program [Member] | Limited Partner [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, units	1,251,730
Common units repurchased, value	$ 54,820,000
Common Unit Repurchase Program [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount							$ 100,000,000